UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

FORM N-Q

NOVEMBER 30, 2014

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.9%
Education - 13.6%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	0.100%	10/1/35	$1,830,000	$1,830,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-JPMorgan Chase	0.040%	7/1/29	2,540,000	2,540,000	(a)(b)
Cornell University, SPA-JPMorgan Chase	0.040%	7/1/30	190,000	190,000	(a)(b)
Non-State Supported Debt, Columbia University	0.020%	9/1/39	1,860,000	1,860,000	(a)(b)
Non-State Supported Debt, Cornell University	5.000%	7/1/15	140,000	143,837
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.040%	7/1/32	4,300,000	4,300,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-U.S. Bank N.A.	0.030%	7/1/40	1,025,000	1,025,000	(a)(b)
Non-State Supported Debt, St. John’s University, LOC-U.S. Bank N.A.	0.030%	7/1/37	10,910,000	10,910,000	(a)(b)
Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.040%	7/1/38	1,700,000	1,700,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.040%	7/1/31	5,200,000	5,200,000	(a)(b)
Wagner College, LOC-TD Bank N.A.	0.040%	7/1/28	2,000,000	2,000,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Bank of America N.A.	0.040%	12/1/29	4,500,000	4,500,000	(a)(b)
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Cornell University, SPA-JPMorgan Chase	0.040%	7/1/30	540,000	540,000	(a)(b)

Total Education				36,738,837

Finance - 6.4%
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Citibank N.A.	0.050%	8/1/31	850,000	850,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.040%	11/1/22	5,935,000	5,935,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.040%	11/1/22	5,600,000	5,600,000	(a)(b)
New York City, NY, TFA, Building Aid Revenue	4.000%	7/15/15	100,000	102,279
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.040%	5/1/45	1,300,000	1,300,000	(a)(b)
New York State LGAC Revenue, Senior Lien	0.040%	4/1/21	3,500,000	3,500,000	(a)(b)

Total Finance				17,287,279

General Obligation - 14.9%
Batavia, NY, GO, BAN	1.000%	5/14/15	1,700,000	1,702,880
Bedford, NY, GO, BAN	1.000%	12/5/14	1,025,000	1,025,083
Bethlehem, NY, CSD, GO, BAN	1.000%	7/22/15	500,000	502,064
Briarcliff Manor, NY, GO, BAN	1.000%	2/12/15	339,840	340,055
Carmel, NY, GO, BAN	1.000%	10/9/15	728,000	732,400
Chemung County, NY, GO, BAN	1.000%	10/16/15	985,965	990,937
Chili, NY, GO, BAN	1.000%	12/19/14	500,000	500,054
Clinton, NY, CSD, GO, BAN	1.000%	6/25/15	800,000	802,246
Columbia County, NY, GO, Public Improvement	2.000%	5/1/15	160,000	161,017
Connetquot, NY, CSD of Islip, GO	3.000%	1/15/15	100,000	100,331
Corinth, NY, CSD, GO, BAN	1.000%	12/18/14	600,000	600,089
East Rockaway, NY, GO, BAN	1.000%	6/11/15	1,000,000	1,003,404
Eastchester, NY, GO, BAN	1.250%	7/22/15	532,219	535,093
Hamburg Town, NY, GO, BAN	1.000%	7/9/15	1,500,000	1,506,030

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Irvington, NY, Union Free School District, GO, BAN	1.000%	5/27/15	$2,800,000	$2,809,735
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/10/15	1,767,600	1,774,310
Lindenhurst, NY, GO, BAN, Public Improvement	1.000%	8/14/15	1,000,000	1,004,538
New Hartford, NY, CSD, GO, BAN	1.000%	10/2/15	213,880	214,715
New Paltz, NY, GO, BAN	1.000%	9/23/15	371,000	372,255
New York City, NY, GO	5.000%	4/1/15	255,000	259,032
New York City, NY, GO	5.000%	8/1/15	195,000	201,171
New York City, NY, GO	5.000%	8/1/15	100,000	103,129
New York City, NY, GO	0.040%	8/1/36	1,900,000	1,900,000	(a)(b)
New York City, NY, GO:
LOC-Bank of New York Mellon	0.040%	3/1/34	2,300,000	2,300,000	(a)(b)
LOC-PNC Bank N.A.	0.040%	8/1/41	1,150,000	1,150,000	(a)(b)
SPA-JPMorgan Chase	0.040%	8/1/38	300,000	300,000	(a)(b)
New York, NY, GO:
LOC-Bank of Tokyo-Mitsubishi UFJ	0.040%	4/1/42	2,300,000	2,300,000	(a)(b)
LOC-Mizuho Corporate Bank	0.040%	10/1/38	800,000	800,000	(a)(b)
LOC-Mizuho Corporate Bank	0.040%	4/1/42	1,500,000	1,500,000	(a)(b)
LOC-PNC Bank N.A.	0.040%	4/1/42	1,150,000	1,150,000	(a)(b)
Orchard Park Town, NY, GO, BAN	1.000%	10/22/15	1,855,000	1,864,530
Ossining Town, NY, GO, BAN	1.000%	8/21/15	266,666	267,545
Pawling, NY, CSD, GO, BAN	1.000%	2/18/15	500,000	500,612
Pleasantville, NY, GO, BAN	1.000%	8/21/15	318,000	319,368
Ridge Road, NY, Fire District, GO, BAN	1.000%	10/7/15	374,000	375,102
Saltaire Village, NY, GO, RAN	1.000%	10/23/15	1,000,000	1,005,332
Spencerport, NY, CSD, GO, BAN	1.000%	6/24/15	1,025,000	1,028,725
Tuckahoe, NY, Common School District Southampton, GO, TAN	1.000%	6/26/15	500,000	501,756
Valhalla, NY, Union Free School District, GO, BAN	1.000%	10/16/15	804,686	809,025
Valley Stream, NY, GO, BAN	1.250%	5/29/15	3,000,000	3,012,594
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/26/15	1,000,000	1,003,000
Westchester County, NY, GO	3.000%	1/15/15	125,000	125,423
Westhampton Beach, NY, Fire District, GO, BAN	1.000%	8/4/15	760,000	762,187

Total General Obligation				40,215,767

Health Care - 10.1%
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Marist College Civic Facility, LOC-TD Bank N.A.	0.040%	7/1/38	100,000	100,000	(a)(b)
Franklin County, NY, Civic Development Corp. Revenue, Alice Hyde Medical Center Project, LOC-HSBC Bank USA N.A.	0.050%	10/1/38	970,000	970,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-Wells Fargo Bank N.A.	0.050%	8/1/29	10,600,000	10,600,000	(b)(c)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.040%	2/15/26	4,795,000	4,795,000	(a)(b)
New York State Dormitory Authority Revenues:
Catholic Health System Obligation, LOC-HSBC Bank USA N.A.	0.050%	7/1/25	100,000	100,000	(a)(b)
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.040%	11/1/34	835,000	835,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC-HSBC Bank USA N.A.	0.040%	11/1/36	3,345,000	3,345,000	(a)(b)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Crouse Health Hospital Inc. Project, LOC-HSBC Bank USA N.A.	0.050%	1/1/23	595,000	595,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.040%	11/1/24	$5,900,000	$5,900,000	(a)(b)

Total Health Care				27,240,000

Housing: Multi-Family - 14.1%
New York City, NY, HDC Revenue, Related-West 89th Street Development, FNMA, LIQ-FNMA	0.030%	11/15/29	2,600,000	2,600,000	(a)(b)(d)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.040%	5/1/18	3,700,000	3,700,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
HPS 50th Avenue Associates LLC, LOC-Wells Fargo Bank N.A.	0.040%	6/1/48	1,000,000	1,000,000	(a)(b)
Markham Gardens Apartments, LIQ-FHLMC	0.040%	1/1/40	600,000	600,000	(a)(b)(d)
Sons of Italy Apartments, LOC-Wells Fargo Bank N.A.	0.040%	2/1/49	1,500,000	1,500,000	(a)(b)
New York State HFA Revenue:
10 Liberty, FHLMC, LIQ-FHLMC	0.040%	5/1/35	1,365,000	1,365,000	(a)(b)
Victory Housing, LIQ-FHLMC	0.030%	11/1/33	6,000,000	6,000,000	(a)(b)(d)
New York State Housing Finance Agency Revenue:
42nd & 10th Housing, FHLMC, LIQ-FHLMC	0.040%	11/1/41	8,000,000	8,000,000	(a)(b)
42nd & 10th Housing, LIQ-Freddie Mac	0.040%	11/1/41	200,000	200,000	(a)(b)(d)
FNMA, LIQ-FNMA	0.030%	5/15/31	1,700,000	1,700,000	(a)(b)(d)
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.040%	5/1/45	2,600,000	2,600,000	(a)(b)
Housing 160 Madison Avenue LLC, LOC-PNC Bank N.A.	0.040%	11/1/46	3,055,000	3,055,000	(a)(b)
Housing 855 Sixth, LOC-Wells Fargo Bank N.A.	0.030%	11/1/47	3,200,000	3,200,000	(a)(b)
MFH Secured Mortgage, LIQ-FHLMC	0.040%	11/1/29	530,000	530,000	(a)(b)(d)
West 30th Street Housing, LOC-Wells Fargo Bank N.A.	0.040%	5/1/45	1,000,000	1,000,000	(a)(b)
Weyant Green Apartments, FNMA, LIQ-FNMA	0.060%	5/15/37	1,100,000	1,100,000	(a)(b)(d)

Total Housing: Multi-Family				38,150,000

Housing: Single Family - 5.6%
New York State Housing Finance Agency Revenue:
10 Barclay Street, LIQ-FNMA	0.040%	11/15/37	5,500,000	5,500,000	(a)(b)
345 East 94th Street Associates LLC, LIQ-FHLMC	0.050%	11/1/30	1,600,000	1,600,000	(a)(b)(d)
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, LIQ-FNMA	0.070%	12/15/38	8,110,000	8,110,000	(a)(b)(d)

Total Housing: Single Family				15,210,000

Industrial Revenue - 2.4%
Lancaster, NY, IDA, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	0.110%	12/1/20	1,370,000	1,370,000	(a)(b)(d)
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
Auditory, Oral School Project, LOC-Wells Fargo Bank N.A.	0.040%	12/1/32	1,300,000	1,300,000	(a)(b)
Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.040%	7/1/25	2,095,000	2,095,000	(a)(b)
New York City, NY, Industrial Development Agency, IDR, PS Bibbs Inc., LOC-JPMorgan Chase	0.170%	6/1/21	955,000	955,000	(a)(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Suffolk County, NY, IDA, IDR, Third Project Wolf Family, LOC-HSBC Bank USA N.A.	0.200%	10/1/17	$910,000	$910,000	(a)(b)(d)

Total Industrial Revenue				6,630,000

Life Care Systems - 0.4%
New York State Dormitory Authority Revenue, Catholic Health System Obligation, LOC-HSBC Bank USA	0.050%	7/1/25	1,140,000	1,140,000	(a)(b)

Miscellaneous - 2.4%
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.030%	3/1/38	6,290,000	6,290,000	(a)(b)
New York State LGAC Revenue, Senior Lien	5.000%	4/1/15	100,000	101,571

Total Miscellaneous				6,391,571

Power - 6.9%
Long Island, NY, Power Authority Revenue:
LOC-Barclays Bank PLC	0.040%	5/1/33	2,500,000	2,500,000	(a)(b)
LOC-TD Bank N.A.	0.040%	12/1/29	7,200,000	7,200,000	(a)(b)
New York State Energy Research & Development Authority Revenue:
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.030%	6/1/36	2,000,000	2,000,000	(a)(b)(d)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.040%	6/1/36	4,700,000	4,700,000	(a)(b)(d)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.040%	6/1/36	2,000,000	2,000,000	(a)(b)(d)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.050%	6/1/36	200,000	200,000	(a)(b)(d)

Total Power				18,600,000

Public Facilities - 6.2%
New York City, NY, Trust for Cultural Resources Revenue:
Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.040%	12/1/35	6,190,000	6,190,000	(a)(b)
Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.050%	12/1/35	1,390,000	1,390,000	(a)(b)
Metropolitan Museum of Art	0.030%	10/1/36	2,450,000	2,450,000	(a)(b)
Metropolitan Museum of Art	0.030%	10/1/36	800,000	800,000	(a)(b)
New York Botanical Garden, LOC-JPMorgan Chase	0.040%	7/1/32	2,590,000	2,590,000	(a)(b)
New York State Dormitory Authority Revenue:
Metropolitan Museum of Art	0.040%	7/1/15	2,242,000	2,242,000	(a)(b)
Metropolitan Museum of Art	0.040%	7/1/23	1,200,000	1,200,000	(a)(b)

Total Public Facilities				16,862,000

Tax Allocation - 5.2%
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.040%	11/15/21	11,400,000	11,400,000	(a)(b)
New York State Dormitory Authority, State Personal Income Tax Revenue	3.000%	2/15/15	100,000	100,559
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/15	250,000	253,368
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	6/15/15	100,000	102,542
New York State Dormitory Authority, State Personal Income Tax Revenue:

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Economic Development & Housing	5.000%	12/15/14	$125,000	$125,225
Education	5.000%	3/15/15	100,000	101,373
General Purpose	5.000%	2/15/15	295,000	297,890
New York State Environmental Facilities Corp., State Personal Income Tax Revenue	4.000%	12/15/14	400,000	400,579
New York State Environmental Facilities Corp., State Personal Income Tax Revenue:
Environment	5.000%	12/15/14	150,000	150,269
Environment	5.000%	12/15/14	100,000	100,181
New York State Thruway Authority, Personal Income Tax Revenue:
Transportation	4.000%	3/15/15	100,000	101,070
Transportation	5.000%	3/15/15	450,000	456,076
Transportation	5.000%	3/15/15	250,000	253,374
Transportation	5.000%	3/15/15	100,000	101,354
New York State Urban Development Corp. Revenue, State Personal Income Tax	5.000%	12/15/14	100,000	100,180

Total Tax Allocation				14,044,040

Transportation - 9.0%
MTA, NY, Dedicated Tax Fund Revenue, LOC-State Street B&T Co.	0.040%	11/1/22	7,610,000	7,610,000	(a)(b)
MTA, NY, Revenue:
LOC-JPMorgan Chase	0.040%	11/1/35	2,000,000	2,000,000	(a)(b)
LOC-PNC Bank N.A.	0.040%	11/1/35	2,250,000	2,250,000	(a)(b)
New York State Thruway Authority General Revenue	4.000%	1/1/15	100,000	100,313
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue	5.000%	4/1/15	140,000	142,190
Triborough Bridge & Tunnel Authority, NY, Revenues	0.040%	11/1/35	2,830,000	2,830,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY, Revenues:
LOC-U.S. Bank N.A.	0.040%	1/1/33	3,500,000	3,500,000	(a)(b)
LOC-U.S. Bank N.A.	0.030%	11/1/35	5,800,000	5,800,000	(a)(b)

Total Transportation				24,232,503

Water & Sewer - 2.7%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.040%	6/15/33	7,200,000	7,200,000	(a)(b)
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue, Revolving Funds, Municipal Water Finance	4.500%	6/15/15	125,000	127,837

Total Water & Sewer				7,327,837

TOTAL INVESTMENTS - 99.9% (Cost - $270,069,834#)				270,069,834
Other Assets in Excess of Liabilities - 0.1%				224,486

TOTAL NET ASSETS - 100.0%				$270,294,320

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BAN	— Bond Anticipation Notes
CSD	— Central School District
FHLMC	— Federal Home Loan Mortgage Corporation

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement-Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$270,069,834	—	$270,069,834

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Fund may be required to implement changes that will impact and may adversely affect the Fund and its investors. The new rules will take effect in stages over the next two years.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 21, 2015